Earnings Per Share - Summary of Reconciliation of Adjusted Net Profit Attributable to Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
RELX PLC shareholders	£ 1,505	£ 1,422	£ 1,648
Adjustments (post-tax):
Amortisation of acquired intangible assets	321	322	356
Acquisition-related costs	69	71	43
Net interest on defined benefit pension obligations and other	10	7	11
Disposals and other non-operating items	(40)	19	1
Other deferred tax credits from intangible assets	(57)	(55)	(93)
Exceptional tax credit		(112)	(346)
Adjusted net profit attributable to RELX PLC shareholders	£ 1,808	£ 1,674	£ 1,620